Share Options (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of outstanding share options separated ranges of exercise prices	The following table presents the Company’s share option activity for employees and members of the Board of Directors of the Company under the Plan for the periods of six months ended June 30, 2023 and 2022:
	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$
Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Granted	88,800	3.67	9.70	-
Exercised	(18,448)	-	-	-
Forfeited or expired	(72,357)	1.96	-	-
Outstanding as of June 30, 2023 (unaudited)	1,568,986	1.88	4.85	1,475
Exercisable as of June 30, 2023 (unaudited)	1,096,887	1.75	3.09	1,174
	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$
Outstanding as of December 31, 2021	1,367,168	1.75	5.72	9,365
Forfeited or expired	(15,360)	-	-	-
Outstanding as of June 30, 2022 (unaudited)	1,351,808	1.75	5.29	9,260
Exercisable as of June 30, 2022 (unaudited)	1,000,864	1.65	4.18	6,956

Schedule of outstanding share options separated ranges of exercise prices	The outstanding share options as of June 30, 2023 have been separated into ranges of exercise prices, as follows:
Exercise price	Share options outstanding as of June 30, 2023	Weighted average remaining contractual term	Share options exercisable as of June 30, 2023	Weighted average remaining contractual term
	Unaudited
		(years)		(years)
-	152,640	0.54	152,640	0.54
1.14	219,840	0.91	219,840	0.91
1.67	43,200	1.71	43,200	1.71
1.74	12,800	9.81	-	-
1.83	907,579	6.41	532,008	4.71
3.20	28,127	7.30	14,063	6.44
3.79	60,000	1.09	60,000	1.09
4.00	76,000	9.68	6,336	9.68
4.17	28,800	2.54	28,800	2.54
5.12	40,000	6.04	40,000	6.04
	1,568,986		1,096,887

Schedule of assumptions used to estimate the fair values of the share options granted	The following table presents the assumptions used to estimate the fair values of the share options granted in the reported periods presented:
	Six-month period ended June 30,
	2023	2022

Volatility (%)	61.4%	-
Risk-free interest rate (%)	3.7%-4.3%	-
Dividend yield (%)	-	-
Expected life (years)	6.25	-
Exercise price ($)	1.74-4.00	-
Share price ($)	1.74-3.73	-

Schedule of total compensation cost related to all of the company’s equity-based awards recognized	The total compensation cost related to all of the Company’s equity-based awards recognized during the periods of six months ended June 30, 2023 and 2022 was comprised as follows:
	Six-month period ended June 30,
	2023	2022
	Unaudited

Research and development	$122	$71
Sales and marketing	14	27
General and administrative	40	14
	$176	$112